September 25, 2007                                                     VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         Initial Registration Statement on Form N-6
         File Nos. 333-______ and 811-04721

To the Commission Staff:

On behalf of Phoenix Life Variable Universal Life Account (the "Registrant"), submitted for filing under the Securities Act of 1933, as amended, is the above-captioned initial registration statement on Form N-6.

This initial registration statement is similar to the initial registration statement filed with the SEC on June 11, 2007, for the Registrant, PHL Variable Universal Life Account, File No. 333-143656, and it incorporates applicable changes made to that filing in response to your comments, dated August 10, 2007, for that registration statement.

This registration statement similarly includes a new prospectus for a flexible premium, variable universal life policy, with various benefits provided by rider attached at issue, and other optional benefits; however, the policy to which this registration statement relates provides for a choice among three death benefit options rather than two death benefit options.

We look forward to the staff's review of this registration statement.

Please direct any questions to the undersigned at (860) 403-5685.


Very truly yours,



/s/ Mary K. Johnson
-------------------
Second Vice President, Life & Annuity SEC/State Compliance
Phoenix Life Insurance Company